Document And Entity Information	12 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Trading Symbol	je
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false